Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Accrued Liabilities

		(In Millions)
	At December 31
	2012	2011
Salaries, wages and commissions	$189	$133
Insurance	170	163
Warranty (Note T)	118	102
Advertising and sales promotion	93	83
Interest	63	78
Employee retirement plans	40	32
Property, payroll and other taxes	24	25
Dividends payable	27	27
Litigation	7	14
Derivative instruments (Note F)	6	27
Plant closures	5	3
Other	81	79

Total	$823	$766